UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  028-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

 /s/     Beth Peters     Brentwood, TN     April 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $2,608,687 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN TECHNOLOGY INC           COM              045327103     3229   100000 SH       SOLE                        0        0   100000
AXIALL CORP                    COM              05463d100     3232    52000 SH       SOLE                        0        0    52000
CABOT OIL & GAS CORP           COM              127097103     6085    90000 SH       SOLE                        0        0    90000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     4223    68000 SH       SOLE                        0        0    68000
CITIGROUP INC                  COM NEW          172967424    11060   250000 SH       SOLE                        0        0   250000
CITIGROUP INC                  COM NEW          172967424    33180   750000 SH  CALL SOLE                        0        0   750000
COMCAST CORP NEW               CL A SPL         20030n200    39610  1000000 SH  CALL SOLE                        0        0  1000000
COMCAST CORP NEW               CL A SPL         20030n200     8912   225000 SH       SOLE                        0        0   225000
COMPUTER SCIENCES CORP         COM              205363104    34461   700000 SH       SOLE                        0        0   700000
COOPER TIRE & RUBR CO          COM              216831107     4185   163100 SH       SOLE                        0        0   163100
CVS CAREMARK CORPORATION       COM              126650100     1100    20000 SH  CALL SOLE                        0        0    20000
DELTA AIR LINES INC DEL        COM NEW          247361702     7512   455000 SH       SOLE                        0        0   455000
EBAY INC                       COM              278642103     1356    25000 SH       SOLE                        0        0    25000
FLOWSERVE CORP                 COM              34354p105     4360    26000 SH       SOLE                        0        0    26000
FLOWSERVE CORP                 COM              34354p105    45282   270000 SH  CALL SOLE                        0        0   270000
GILEAD SCIENCES INC            COM              375558103     4307    88000 SH       SOLE                        0        0    88000
GOLDMAN SACHS GROUP INC        COM              38141g104     5150    35000 SH       SOLE                        0        0    35000
GOOGLE INC                     CL A             38259p508    18266    23000 SH       SOLE                        0        0    23000
GOOGLE INC                     CL A             38259p508    79419   100000 SH  CALL SOLE                        0        0   100000
GREEN MTN COFFEE ROASTERS IN   COM              393122106     9206   162200 SH       SOLE                        0        0   162200
HERTZ GLOBAL HOLDINGS INC      COM              42805t105     5454   245000 SH       SOLE                        0        0   245000
JPMORGAN CHASE & CO            COM              46625h100     5505   116000 SH       SOLE                        0        0   116000
NAVISTAR INTL CORP NEW         COM              63934e108     8643   250000 SH       SOLE                        0        0   250000
NETFLIX INC                    COM              64110l106     9464    50000 SH       SOLE                        0        0    50000
NORDSTROM INC                  COM              655664100     1657    30000 SH       SOLE                        0        0    30000
PHARMACYCLICS INC              COM              716933106     2412    30000 SH       SOLE                        0        0    30000
POLARIS INDS INC               COM              731068102      925    10000 SH       SOLE                        0        0    10000
SEALED AIR CORP NEW            COM              81211k100     5304   220000 SH       SOLE                        0        0   220000
SPDR S&P 500 ETF TR            TR UNIT          78462f103  2193380 14000000 SH  CALL SOLE                        0        0 14000000
STEWART INFORMATION SVCS COR   COM              860372101     7641   300000 SH       SOLE                        0        0   300000
SWIFT TRANSN CO                CL A             87074u101     3120   220000 SH       SOLE                        0        0   220000
TEREX CORP NEW                 COM              880779103    13630   396000 SH       SOLE                        0        0   396000
TESORO CORP                    COM              881609101     2928    50000 SH       SOLE                        0        0    50000
TIME WARNER INC                COM NEW          887317303    23048   400000 SH  CALL SOLE                        0        0   400000
TIME WARNER INC                COM NEW          887317303     1441    25000 SH       SOLE                        0        0    25000